Bank Loans (Details)															1 Months Ended							3 Months Ended		12 Months Ended
	Jan. 14, 2022 USD ($)	Jan. 14, 2022 TWD ($)	Oct. 31, 2021 USD ($)	Sep. 06, 2021 USD ($)	Jul. 15, 2021 USD ($)	Jan. 15, 2021 USD ($)	Dec. 03, 2020 USD ($)	Sep. 06, 2020 TWD ($)	Sep. 06, 2019 USD ($)	Jan. 08, 2019 USD ($)	Oct. 01, 2018 USD ($)	Sep. 06, 2017 USD ($)	Jul. 12, 2017	Jun. 12, 2017 USD ($)	Jul. 17, 2020 USD ($)	Feb. 18, 2020	Jan. 19, 2020 USD ($)	Jul. 18, 2019 USD ($)	Jan. 21, 2019 USD ($)	Jul. 19, 2017 USD ($)	Jun. 28, 2016 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 06, 2021 TWD ($)	Jul. 15, 2021 TWD ($)	Jan. 15, 2021 TWD ($)	Oct. 03, 2020 USD ($)	Sep. 06, 2020 USD ($)	Sep. 06, 2020 TWD ($)	Jul. 17, 2020 TWD ($)	Apr. 08, 2020 USD ($)	Jan. 19, 2020 TWD ($)	Sep. 06, 2019 TWD ($)	Jul. 18, 2019 TWD ($)	Oct. 01, 2018 TWD ($)	Sep. 06, 2017 TWD ($)	Jul. 19, 2017 TWD ($)	Jun. 12, 2017 TWD ($)	Jun. 28, 2016 TWD ($)
Bank Loans (Details) [Line Items]
Principal amount																			$ 1,000,000			$ 650,000				$ 650,000
Maturity date																Aug. 17, 2020				Jan. 19, 2018		Nov. 30, 2022
Bears interest rate																									2.10%
Debt instrument term	6 months	6 months
Principal amount	$ 698,000	$ 20,000,000	$ 650,000	$ 261,750				$ 7,500,000
Received loan amount																														$ 350,000
Cathay United Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Principal amount									$ 261,750		$ 261,750	$ 261,750									$ 261,750										$ 261,750
Maturity date																					Jun. 28, 2017
Bears interest rate																					1.15%																					1.15%
Debt instrument term				1 year				1 year	1 year		1 year	1 year
Cathay United Loan Agreement [Member] | NT [Member]
Bank Loans (Details) [Line Items]
Principal amount																											$ 7,500,000					$ 7,500,000				$ 7,500,000		$ 7,500,000	$ 7,500,000			$ 7,500,000
Cathay United Loan Agreement [Member] | BioLite Taiwan [Member]
Bank Loans (Details) [Line Items]
Principal amount				$ 270,000					$ 270,000		$ 270,000	$ 270,000									$ 270,000										$ 270,000
Debt instrument term											1 year
Cathay United Loan Agreement [Member] | BioLite Taiwan [Member] | NT [Member]
Bank Loans (Details) [Line Items]
Principal amount																																$ 7,500,000				$ 7,500,000		$ 7,500,000	$ 7,500,000			$ 7,500,000
Cathay United Bank [Member]
Bank Loans (Details) [Line Items]
Bears interest rate																						2.10%		2.10%
Interest expenses																						$ 1,386	$ 1,383	$ 5,639	$ 5,280
CTBC Bank [Member]
Bank Loans (Details) [Line Items]
Principal amount					$ 698,000	$ 698,000								$ 349,000	$ 698,000		$ 698,000	$ 698,000		$ 349,000
Maturity date														Jan. 19, 2018						Jan. 19, 2018
Bears interest rate																						1.68%		1.68%
Debt instrument term					6 months	6 months									6 months		6 months	6 months		1 year
Interest expenses																						$ 2,958	2,949	$ 12,029	11,395
Debt instrument payment term description													In February 2018, BioLite Taiwan combined two loans and extended the loan contract with CTBC for one year.
CTBC Bank [Member] | NT [Member]
Bank Loans (Details) [Line Items]
Principal amount																												$ 20,000,000	$ 20,000,000				$ 20,000,000		$ 20,000,000		$ 20,000,000			$ 10,000,000	$ 10,000,000
CTBC Bank [Member] | BioLite Taiwan [Member]
Bank Loans (Details) [Line Items]
Principal amount					$ 720,000	$ 720,000								$ 360,000	$ 720,000		$ 720,000	$ 720,000		$ 360,000
CTBC Bank [Member] | BioLite Taiwan [Member] | NT [Member]
Bank Loans (Details) [Line Items]
Principal amount																												$ 20,000,000	$ 20,000,000				$ 20,000,000		$ 20,000,000		$ 20,000,000			$ 10,000,000	$ 10,000,000
Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Received loan amount																			$ 500,000
Regular interest rate, description																			The Note executed in connection with the Loan Agreement bears an interest rate (the “Regular Interest Rate”) equal to the sum of one percent (1%) and the prime rate as published in the Wall Street Journal (the “Index”) and the accrued interest shall become payable each month from February 1, 2019. Pursuant to the Note, the Company shall pay the entire outstanding principal plus accrued unpaid interest on the Maturity Date and may prepay portion or all of the Note before the Maturity Date without penalty. If the Company defaults on the Note, the default interest rate shall become five percent (5%) plus the Regular Interest Rate.					On March 31, 2020, the Company extended the Loan Agreement with the same term for seven months, which is due on October 31, 2020.
Exceeding amount										$ 500,000
Cathay Bank [Member]
Bank Loans (Details) [Line Items]
Principal amount							$ 650,000															1,000,000				$ 1,000,000
Debt instrument term							10 months
Interest expenses																						$ 6,090	$ 3,927	$ 18,143	$ 53,992
Received loan amount																														$ 350,000				$ 350,000
Outstanding loan balance																								$ 650,000